Leases (Schedule of Future Minimum Payments for Operating Leases) (Details) - Phillips 66 [Member] $ in Millions	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 1.9
2017	1.9
2018	1.9
2019	1.9
2020	1.9
Remaining years	64.1
Total minimum lease payments	$ 73.6